Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2022
Document Effective Date	Aug. 01, 2022
Prospectus Date	Aug. 01, 2022
VectorShares Min Vol ETF | VectorShares Min Vol ETF
Prospectus:
Trading Symbol	VSPY